Remuneration System for the Management Board and Employees of the Group - Morphosys us Inc. – restricted stock unit plan (rsup) - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 01, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payment Expense	€ 6,654,000	€ 5,585,000	€ 4,975,000
Performance Share [Member] | 2019 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payment Expense	€ 296,415
Restricted Shares [Member] | Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are fully met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
Percentage of target expected to achieve to stock options grant				100.00%
Fair value of stock options granted				€ 98.10